Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ (2,761)	$ 1,385
Hedge ineffectiveness recognized in income	(59)	(60)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	3,961	(205)
Hedge ineffectiveness recognized in income	(2)	71
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	4,416	(2,232)
Hedge ineffectiveness recognized in income	15	7
Changes in the value of the hedging instrument recognized in OCI	2,559	(3,930)
Amount reclassified from hedge reserves to income	(3,195)	(3,121)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(4,325)	2,416
Hedge ineffectiveness recognized in income	(19)	(11)
Changes in the value of the hedging instrument recognized in OCI	(2,600)	4,498
Amount reclassified from hedge reserves to income	3,872	3,045
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(6)	(50)
Changes in the value of the hedging instrument recognized in OCI	1	(44)
Amount reclassified from hedge reserves to income	(12)	(37)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	107
Hedge ineffectiveness recognized in income	2
Changes in the value of the hedging instrument recognized in OCI	70
Amount reclassified from hedge reserves to income	122
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(455)	(684)
Changes in the value of the hedging instrument recognized in OCI	(455)	(684)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(255)	(828)
Changes in the value of the hedging instrument recognized in OCI	(254)	(828)
Amount reclassified from hedge reserves to income	$ (1)	$ (191)